Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Share premium [member]	Retained earnings [member]	Non-controlling interests [member]	Reserve of change in value of foreign currency basis spreads [member]	Total
Balance at Jun. 30, 2022	$ 2,860	$ 2,579,627	$ 2,279,640	$ 945,420		$ 5,807,547
IfrsStatementLineItems [Line Items]
Loss attributable to members of the parent entity			1,432,693	412,277		1,844,970
Issuance of shares to SPAC shareholders
Issuance of shares to SPAC founders
Recapitalizations costs
Costs attributable to the issuance of shares in connection with the business combination
Issuance of convertible note – equity component
Balance at Jun. 30, 2023	2,860	2,579,627	3,712,333	1,357,697		7,652,517
IfrsStatementLineItems [Line Items]
Loss attributable to members of the parent entity			(21,662,555)	431,874		(21,230,681)
Issuance of shares to SPAC shareholders	19	3,024,191				3,024,210
Issuance of shares to SPAC founders	409	(5,791,835)				(5,791,426)
Issuance of shares in exchange for advisory services	107	(107)
Conversion of convertible note	23	2,300,590				2,300,613
Conversion of rights	144	(144)
Recapitalizations costs		16,126,854				16,126,854
Costs attributable to the issuance of shares in connection with the business combination		(1,315,013)				(1,315,013)
Issuance of convertible note – equity component		140,495				140,495
Balance at Jun. 30, 2024	3,562	17,064,658	(17,950,222)	1,789,571		907,569
IfrsStatementLineItems [Line Items]
Loss attributable to members of the parent entity			(1,296,811)	(165,799)		(1,462,610)
Issuance of shares to SPAC shareholders	19	3,024,191
Issuance of shares to SPAC founders	409	(5,791,835)
Conversion of convertible note	22	230,214				230,236
Recapitalizations costs		16,126,854
Costs attributable to the issuance of shares in connection with the business combination		(1,315,013)
Issuance of convertible note – equity component		140,495
Conversion of related party loan	445	4,998,067				4,998,512
Reclass				298		298
Unrealised loss on translation					(19,969)	(19,969)
Balance at Jun. 30, 2025	$ 4,029	$ 22,292,939	$ (19,247,033)	$ 1,624,070	$ (19,969)	$ 4,654,036